Annual Fund Operating Expenses - BlackRock Global Tactical Strategies Portfolio - Class B	Apr. 30, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.66%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.08%	[1]
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	(0.06%)	[2]
Net Expenses (as a percentage of Assets)	0.95%

[1]	(Expenses of Underlying ETFs and Other Investment Companies)
[2]	Brighthouse Investment Advisers, LLC has contractually agreed, for the period April 30, 2021 through April 30, 2022, to reduce the Management Fee. This arrangement may be modified or discontinued prior to April 30, 2022, only with the approval of the Board of Trustees of the Portfolio.